Sales and Major Customers (Tables)	12 Months Ended
Jan. 31, 2021
Segment Reporting [Abstract]
Summary of Company's Revenues from Customers by Geographic Region, Outside the U.S.
A summary of the Company’s revenues, from continuing operations, from customers by geographic region, outside the U.S., is as follows (in thousands):

	Year Ended January 31,
	2021	2020
UK/Europe	$8,005	$14,975
Canada	1,267	3,519
Latin America	—	262
Asia/South Pacific	6,523	5,377
Eurasia	507	290
Other	1,226	1,576

Total	$17,528	$25,999